FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          November 12, 2010



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $288,358
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Advisory Board Co                         COM      762W107       98609     4354  X                             98609       0       0
Alaska Communications Systems             COM      01167P101     40700      413  X                             40700       0       0
AltiGen Communications Inc                COM      21489109     267600      201  X                            267600       0       0
American Dental Partners                  COM      25353103     902582    10885  X                            902582       0       0
American Express Company                  COM      25816109      17476      735  X                             17476       0       0
American Public Education                 COM      2913V103     270523     8889  X                            270523       0       0
Automatic Data Processing                 COM      53015103      15580      655  X                             15580       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      623  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207       5450      451  X                              5450       0       0
BIDZ.com Inc.                             COM      08883T200   1473964     2447  X                           1473964       0       0
Brookfield Asset Management Inc           COM      112585104     33978      964  X                             33978       0       0
Choice Hotels International               COM      169905106     10000      365  X                             10000       0       0
Colfax Corporation                        COM      194014106    390335     5804  X                            390335       0       0
Conagra Food Inc                          COM      205887102     10000      219  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     1723  X                             30000       0       0
Corporate Executive Board                 COM      21988R102    223364     7049  X                            223364       0       0
Derma Sciences Inc                        COM      249827502     10439       50  X                             10439       0       0
Emergent Group Inc                        COM      29089V203     30000      175  X                             30000       0       0
Emerson Electric Co                       COM      291011104     11208      590  X                             11208       0       0
Exelon Corp                               COM      30161N101      6866      292  X                              6866       0       0
Female Health Company                     COM      314462102    727837     3748  X                            727837       0       0
Greenlight Capital Re LTD                 CL A     G4095J109    277944     6954  X                            277944       0       0
Hallmark Financial Services               COM      40624Q203   2343035    20478  X                           2343035       0       0
HEICO Corp                                CL A     422806208    109832     3742  X                            109832       0       0
Hospitality Properties Trust              COM      44106M102     23915      534  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2479851    43645  X                           2479851       0       0
International Assets Holding Corp         COM      459028106   2264851    40994  X                           2264851       0       0
Interval Leisure Group                    COM      46113M108    275837     3716  X                            275837       0       0
iShares Trust Treas Inflat                US TIP B 464287176      8652      944  X                              8652       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      658  X                              9600       0       0
Leucadia National Corp.                   COM      527288104     12132      287  X                             12132       0       0
Level 3 Communications                    COM      52729N100     14500       14  X                             14500       0       0
Lockheed Martin Corporation               COM      539830109      9585      683  X                              9585       0       0
Microsoft Corp.                           COM      594918104     30695      752  X                             30695       0       0
Morningstar, Inc.                         COM      617700109    103701     4621  X                            103701       0       0
National Retail Properties, Inc.          COM      637417106     14000      352  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      940  X                             12000       0       0
Omega Flex, Inc.                          COM      682095104    319600     4564  X                            319600       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      120  X                             10155       0       0
Pfizer Inc.                               COM      717081103     10000      172  X                             10000       0       0
Pizza Inn Inc                             COM      725848105     60502      114  X                             60502       0       0
Reis Inc                                  COM      75936P105     15000       96  X                             15000       0       0
Sears Holdings Corp                       COM      812350106      7899      570  X                              7899       0       0
Simulations Plus Inc                      COM      829214105     30622       87  X                             30622       0       0
SPDR Series Trust                         IN TR ETF78464A516     18764     1125  X                             18764       0       0
SPDR Index Shares                         IN SM ETF78463X871      7452      208  X                              7452       0       0
Stamps.com                                COM      852857200   1020306    13264  X                           1020306       0       0
Stratasys Inc.                            COM      862685104    852874    23642  X                            852874       0       0
Tandy Leather Factory Inc.                COM      87538X105   1636019     7280  X                           1636019       0       0
The Dolan Company                         COM      25659P402    364178     4141  X                            364178       0       0
TravelCenters of America                  COM      894174101     30000      104  X                             30000       0       0
Travelzoo Inc.                            COM      89421Q106    333884     8601  X                            333884       0       0
Utah Medical Products                     COM      917488108    328035     9595  X                            328035       0       0
Walgreens Co                              COM      931422109     24729      828  X                             24729       0       0
Weight Watcher's International            COM      948626106    143809     4485  X                            143809       0       0
Western Union Co                          COM      959802109     34521      610  X                             34521       0       0
Winmark Corp                              COM      974250102    839318    28067  X                            839318       0       0
Winthrop Realty Trust, Inc.               COM      976391102     11725      145  X                             11725       0       0
XCEL Energy Inc.                          COM      98389B100     26000      597  X                             26000       0       0